Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of details of number of shares and loss used in computation
Year ended December 31
2023		2022		2021
Weighted average number of shares	Loss	Weighted average number of shares	Loss	Weighted average number of shares	Loss

9,013,144	(6,716)	4,987,069	(19,599)	3,892,068	(13,551)

Schedule of net profit (loss) per share from continuing and discontinued operations
	Year ended December 31
	2023	2022	2021

Basic and diluted loss per share:	(0.75)	(3.93)	(3.48)